Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.50%
Communication services: 13.71%
Entertainment: 2.18%
Netflix, Inc.†	1,297	$1,451,161
Spotify Technology SA†	2,202	1,443,015
		2,894,176
Interactive media & services: 10.67%
Alphabet, Inc. Class C	31,072	8,756,711
Meta Platforms, Inc. Class A	8,400	5,446,140
		14,202,851
Media: 0.86%
Trade Desk, Inc. Class A†	22,743	1,143,518
Consumer discretionary: 9.50%
Broadline retail: 6.36%
Amazon.com, Inc.†	34,644	8,460,758
Distributors: 0.43%
Pool Corp.	2,144	572,577
Hotels, restaurants & leisure: 0.79%
Chipotle Mexican Grill, Inc. Class A†	33,431	1,059,428
Specialty retail: 1.92%
Tractor Supply Co.	20,356	1,101,463
Ulta Beauty, Inc.†	2,790	1,450,465
		2,551,928
Consumer staples: 0.87%
Consumer staples distribution & retail: 0.87%
Walmart, Inc.	11,446	1,158,106
Financials: 5.73%
Capital markets: 2.63%
Intercontinental Exchange, Inc.	6,317	924,114
Morgan Stanley	8,524	1,397,936
S&P Global, Inc.	2,408	1,173,202
		3,495,252
Financial services: 3.10%
Corpay, Inc.†	3,613	940,644
Visa, Inc. Class A	9,366	3,191,371
		4,132,015
Health care: 9.64%
Biotechnology: 2.04%
Neurocrine Biosciences, Inc.†	9,260	1,326,125
Vertex Pharmaceuticals, Inc.†	3,248	1,382,251
		2,708,376
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.69%
Boston Scientific Corp.†	17,935	$1,806,413
DexCom, Inc.†	21,353	1,243,172
Intuitive Surgical, Inc.†	3,482	1,860,363
		4,909,948
Health care providers & services: 0.91%
UnitedHealth Group, Inc.	3,560	1,215,954
Life sciences tools & services: 1.27%
Danaher Corp.	7,858	1,692,456
Pharmaceuticals: 1.73%
Eli Lilly & Co.	2,664	2,298,659
Industrials: 6.68%
Aerospace & defense: 1.20%
TransDigm Group, Inc.	1,224	1,601,616
Electrical equipment: 1.41%
Vertiv Holdings Co. Class A	9,761	1,882,507
Ground transportation: 4.07%
Canadian Pacific Kansas City Ltd.	19,391	1,395,182
Uber Technologies, Inc.†	21,921	2,115,377
XPO, Inc.†	13,221	1,902,105
		5,412,664
Information technology: 51.66%
Communications equipment: 1.87%
Arista Networks, Inc.†	15,769	2,486,614
IT services: 1.32%
Okta, Inc.†	19,215	1,758,749
Semiconductors & semiconductor equipment: 21.84%
Analog Devices, Inc.	5,634	1,319,088
Broadcom, Inc.	18,609	6,878,445
NVIDIA Corp.	103,073	20,871,252
		29,068,785
Software: 19.59%
Adobe, Inc.†	5,066	1,724,010
Cadence Design Systems, Inc.†	5,246	1,776,768
Datadog, Inc. Class A†	13,947	2,270,711
Microsoft Corp.	22,618	11,711,827
Monday.com Ltd.†	6,901	1,416,361
Oracle Corp.	4,391	1,153,121
Palo Alto Networks, Inc.†	9,239	2,034,797
Salesforce, Inc.	8,193	2,133,539
ServiceNow, Inc.†	2,005	1,843,156
		26,064,290
See accompanying notes to portfolio of investments
2 | Allspring LT Large Growth ETF

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 7.04%
Apple, Inc.	34,644	$9,366,698
Materials: 1.02%
Chemicals: 1.02%
Ecolab, Inc.	5,283	1,354,561
Real estate: 0.69%
Real estate management & development: 0.69%
CoStar Group, Inc.†	13,386	921,091
Total common stocks (Cost $102,243,327)		132,413,577

		Yield
Short-term investments: 0.52%
Investment companies: 0.52%
Allspring Government Money Market Fund Select Class♠∞		4.06%	696,081	696,081
Total short-term investments (Cost $696,081)				696,081
Total investments in securities (Cost $102,939,408)	100.02%			133,109,658
Other assets and liabilities, net	(0.02)			(27,620)
Total net assets	100.00%			$133,082,038

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$584,683	$1,232,031	$(1,120,633)	$0	$0	$696,081	696,081	$6,737
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 3

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring LT Large Growth ETF

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$18,240,545	$0	$0	$18,240,545
Consumer discretionary	12,644,691	0	0	12,644,691
Consumer staples	1,158,106	0	0	1,158,106
Financials	7,627,267	0	0	7,627,267
Health care	12,825,393	0	0	12,825,393
Industrials	8,896,787	0	0	8,896,787
Information technology	68,745,136	0	0	68,745,136
Materials	1,354,561	0	0	1,354,561
Real estate	921,091	0	0	921,091
Short-term investments
Investment companies	696,081	0	0	696,081
Total assets	$133,109,658	$0	$0	$133,109,658
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring LT Large Growth ETF | 5